Average Annual Total Returns - Eaton Vance Short Duration Inflation-Protected Income Fund	ICE BofAML 1-5 Year U.S. Inflation-Linked Treasury Index One Year	ICE BofAML 1-5 Year U.S. Inflation-Linked Treasury Index Five Years	ICE BofAML 1-5 Year U.S. Inflation-Linked Treasury Index Ten Years	Class A One Year	Class A Five Years	Class A Ten Years	Class A Inception Date	Class A After Taxes on Distributions One Year	Class A After Taxes on Distributions Five Years	Class A After Taxes on Distributions Ten Years	Class A After Taxes on Distributions and Sales One Year	Class A After Taxes on Distributions and Sales Five Years	Class A After Taxes on Distributions and Sales Ten Years	Class C One Year	Class C Five Years	Class C Ten Years	Class C Inception Date	Class I One Year	Class I Five Years	Class I Ten Years	Class I Inception Date
Total	5.69%	3.00%	1.92%	2.63%	2.98%	1.96%	Apr. 01, 2010	1.76%	2.04%	1.05%	1.53%	1.89%	1.10%	3.21%	2.68%	1.43%	Apr. 01, 2010	5.24%	3.70%	2.44%	Apr. 01, 2010